VANECK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 92.2%
Brazil : 5.2%
MercadoLibre, Inc. (USD) * 1,790 $ 3,094,946
Multiplan Empreendimentos
Imobiliarios SA * 384,000 2,358,184
NU Holdings Ltd. (USD) * 265,000 3,808,050
Rede D'Or Sao Luiz SA 144A 588,000 4,423,750
Smartfit Escola de Ginastica
e Danca SA * 752,800 2,784,568
16,469,498
China : 23.1%
Alibaba Group Holding Ltd.
(ADR) † 67,000 8,405,820
ANTA Sports Products Ltd.
(HKD) 193,500 1,891,592
BeOne Medicines Ltd.
(ADR) * 11,000 3,266,670
BYD Co. Ltd. (HKD) 365,000 4,990,035
China Resources Mixc
Lifestyle Services Ltd. (HKD)
144A 490,000 2,960,821
Full Truck Alliance Co. Ltd.
(ADR) 410,000 3,403,000
Galaxy Entertainment Group
Ltd. (HKD) 735,000 3,322,118
H World Group Ltd. (ADR) † 43,000 2,162,470
KE Holdings, Inc. (ADR) † 193,000 2,889,210
Kuaishou Technology (HKD)
144A 190,000 1,119,162
Mao Geping Cosmetics Co.
Ltd. (HKD) † 145,000 1,404,466
MINISO Group Holding Ltd.
(ADR) † 148,000 2,397,600
NetEase, Inc. (HKD) 197,000 4,401,926
PDD Holdings, Inc. (ADR) * 23,700 2,421,666
Shenzhen Inovance
Technology Co. Ltd. 306,000 3,006,654
TAL Education Group (ADR) * 146,000 1,660,020
Tencent Holdings Ltd. (HKD) 209,000 13,182,119
Wuxi Biologics Cayman, Inc.
(HKD) 144A * 467,000 2,008,330
Xiaomi Corp. (HKD) 144A * † 730,000 3,015,381
Yum China Holdings, Inc.
(USD) 40,000 1,951,200
Zijin Mining Group Co. Ltd.
(HKD) 670,000 3,013,992
72,874,252
Egypt : 1.0%
Commercial International
Bank 1,360,000 3,020,839
Underline
Georgia : 1.5%
Lion Finance Group PLC
(GBP) 37,000 4,592,425
Underline
Greece : 1.8%
Eurobank SA 583,000 2,334,352
Piraeus Bank SA 400,000 3,286,402
5,620,754
Number
of Shares Value
Hungary : 1.0%
OTP Bank Nyrt 28,500 $ 3,055,994
Underline
India : 13.8%
Aditya Birla Capital Ltd. * 1,200,000 3,780,403
Cholamandalam Investment
and Finance Co. Ltd. 200,000 2,883,290
Delhivery Ltd. * 700,000 3,065,916
HDFC Bank Ltd. 351,000 2,762,364
HDFC Bank Ltd. (ADR) 170,000 4,229,600
Jio Financial Services Ltd. 1,257,000 3,007,073
KEI Industries Ltd. 60,000 2,561,662
Larsen & Toubro Ltd. 63,000 2,342,798
Lemon Tree Hotels Ltd.
144A * 2,183,000 2,349,253
Oberoi Realty Ltd. 261,000 3,934,374
Phoenix Mills Ltd. 247,000 3,942,277
PN Gadgil Jewellers Ltd. * 168,000 962,024
Reliance Industries Ltd. 535,000 7,719,327
43,540,361
Kazakhstan : 1.4%
Kaspi.kz JSC (ADR) * † 59,000 4,370,130
Underline
Mexico : 2.7%
BBB Foods, Inc. (USD) * † 106,000 3,749,220
Corp. Inmobiliaria Vesta SAB
de CV † 535,000 1,785,622
Regional SAB de CV 335,000 2,874,873
8,409,715
Peru : 1.0%
Credicorp Ltd. (USD) 9,200 3,120,456
Underline
Philippines : 1.9%
International Container
Terminal Services, Inc. 540,000 6,122,167
Underline
Poland : 0.5%
Diagnostyka SA 35,000 1,617,600
Underline
Russia : 0.0%
Sberbank of Russia PJSC *∞ 5,555,460 0
Underline
Saudi Arabia : 2.4%
Al Rajhi Bank 103,000 2,936,191
Co. for Cooperative
Insurance 50,000 1,720,310
Saudi National Bank 252,000 2,844,784
7,501,285
Singapore : 1.8%
Grab Holdings Ltd. (USD) * 656,000 2,400,960
Sea Ltd. (ADR) * 38,000 3,146,780
5,547,740
South Africa : 1.7%
Channel Vas Investments
Ltd. * 1,186,000 1,374,453
FirstRand Ltd. † 518,000 2,651,803
Pepkor Holdings Ltd. 144A 1,050,000 1,411,650
5,437,906
South Korea : 9.0%
HD Hyundai Electric Co. Ltd. 8,700 4,930,184
Samsung Biologics Co. Ltd.
144A * 3,512 3,599,328

VANECK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
South Korea (continued)
Samsung Electronics Co. Ltd. 13,000 $ 1,520,496
SK Hynix, Inc. 29,000 16,453,578
SK Square Co. Ltd. * 6,000 1,975,515
28,479,101
Taiwan : 18.3%
Chroma ATE, Inc. 290,000 13,915,479
Taiwan Semiconductor
Manufacturing Co. Ltd. 719,000 41,583,023
Wiwynn Corp. 21,500 2,313,527
57,812,029
Tanzania : 1.3%
Helios Towers PLC (GBP) * 1,695,000 4,080,667
Underline
Turkey : 1.1%
MLP Saglik Hizmetleri AS
144A * 376,000 3,631,672
Underline
United Arab Emirates : 1.7%
Abu Dhabi Commercial Bank
PJSC 511,686 1,746,999
ADNOC Drilling Co. PJSC 1,463,000 2,068,975
Emaar Properties PJSC 435,000 1,423,509
5,239,483
Total Common Stocks
(Cost: $198,996,973) 290,544,074
PREFERRED SECURITIES: 7.2%
Brazil : 1.5%
Itau Unibanco Holding SA 565,300 4,745,165
Underline
Number
of Shares Value
South Korea : 5.7%
Samsung Electronics Co. Ltd. 224,000 $ 18,082,069
Underline
Total Preferred Securities
(Cost: $13,065,168) 22,827,234
MONEY MARKET FUND : 0.6%
(Cost: $1,917,112)
Invesco Treasury Portfolio -
Institutional Class 3.64%(a) 1,917,112 1,917,112
Underline
Total Investments Before Collateral for
Securities Loaned: 100.0%
(Cost: $213,979,253) 315,288,420
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.2%
Money Market Fund: 1.2%
(Cost: $3,654,443)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.66%(a) 3,654,443 3,654,443
Total Investments: 101.2%
(Cost: $217,633,696) 318,942,863
Liabilities in excess of other assets: (1.2)% (3,899,601)
NET ASSETS: 100.0% $ 315,043,262
Definitions:
ADR American Depositary Receipt
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $27,420,126.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a) The rate shown is the 7-day yield as of 03/31/26.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $24,519,347, or 7.8% of net assets.

The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 290,544,074
Brazil $ 16,469,498 $ — $ — $ 16,469,498
China 28,557,656 44,316,596 — 72,874,252
Egypt — 3,020,839 — 3,020,839
Georgia — 4,592,425 — 4,592,425
Greece — 5,620,754 — 5,620,754
Hungary — 3,055,994 — 3,055,994
India 4,229,600 39,310,761 — 43,540,361
Kazakhstan 4,370,130 — — 4,370,130
Mexico 8,409,715 — — 8,409,715
Peru 3,120,456 — — 3,120,456
Philippines — 6,122,167 — 6,122,167
Poland — 1,617,600 — 1,617,600
Russia — — 0 0
Saudi Arabia — 7,501,285 — 7,501,285
Singapore 5,547,740 — — 5,547,740
South Africa 1,374,453 4,063,453 — 5,437,906
South Korea — 28,479,101 — 28,479,101
Taiwan — 57,812,029 — 57,812,029
Tanzania — 4,080,667 — 4,080,667
Turkey — 3,631,672 — 3,631,672
United Arab Emirates — 5,239,483 — 5,239,483
Preferred Securities 22,827,234
Brazil 4,745,165 — — 4,745,165
South Korea — 18,082,069 — 18,082,069
Money Market Funds 5,571,555 — — 5,571,555
Total Investments $ 82,395,968 $ 236,546,895 $ 0 $ 318,942,863